Selling, General and Administrative Expenses (Summary of Selling, General and Administrative Expenses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Selling, General and Administrative Expense [Abstract]
Personnel expenses	¥ 66,239	¥ 66,736	¥ 194,368	¥ 192,526
Selling expenses	18,854	18,578	47,467	53,759
Administrative expenses	29,162	29,361	86,963	86,033
Depreciation of office facilities	2,054	1,888	6,130	5,436
Total	¥ 116,309	¥ 116,563	¥ 334,928	¥ 337,754